Short term Loans (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Total Debt instrument face amount	$ 4,421,453	$ 662,955
Debt instrument face amount current	$ 4,421,453	662,955
Bank Of Communications [Member]
Related Party Transaction [Line Items]
Security bank name	Bank of Communications
Maturities date	December 2026 to March 2027
Debt instrument interest rate	2.65%
Total Debt instrument face amount	$ 1,473,818	662,955
Bank Of China [Member]
Related Party Transaction [Line Items]
Security bank name	Bank of China
Maturities date	March 2027
Debt instrument interest rate	2.24%
Total Debt instrument face amount	$ 1,473,818
China Merchants Bank [Member]
Related Party Transaction [Line Items]
Security bank name	China Merchants Bank
Maturities date	February 2027 to May 2027
Debt instrument interest rate	2.83%
Total Debt instrument face amount	$ 736,909
Industrial And Commercial Bank Of China [Member]
Related Party Transaction [Line Items]
Security bank name	Industrial and Commercial Bank of China
Maturities date	March 2027
Debt instrument interest rate	2.35%
Total Debt instrument face amount	$ 736,908